UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

PRET 2025-RPL2 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

                                       Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

  Schedule 1 –  Executive Summary/Narrative
                      Schedule 2 –  Exception Comment
  Schedule 3 –  Exception Extract
  Schedule 4 –  Modification Extract
  Schedule 5 –  Modification Only Extract
  Schedule 6 –  Extension Deferment
  Schedule 7 –  Business Purpose
  Schedule 8 –  Rating Agency Grades
  Schedule 9 – Exception Grades
  Schedule 10 – NPL Only Extract
  Schedule 11 – Servicing Pay History Limited
  Schedule 12 – Title Diligence Summary
  Schedule 13 – Title Diligence Exceptions

99.2       Disclosures required by Rule 15Ga-2 for One Diligence, LLC

  Schedule 1 –  Executive Summary/Narrative
                      Schedule 2 –  Delinquent Tax Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 18, 2025

GS Mortgage Securities Corp.
(Depositor)

By:  /s/ Michael Dente
        Name: Michael Dente
        Title:  Vice President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

  Schedule 1 –  Executive Summary/Narrative
                      Schedule 2 –  Exception Comment
  Schedule 3 –  Exception Extract
  Schedule 4 –  Modification Extract
  Schedule 5 –  Modification Only Extract
  Schedule 6 –  Extension Deferment
  Schedule 7 –  Business Purpose
  Schedule 8 –  Rating Agency Grades
  Schedule 9 – Exception Grades
  Schedule 10 – NPL Only Extract
  Schedule 11 – Servicing Pay History Limited
  Schedule 12 – Title Diligence Summary
  Schedule 13 – Title Diligence Exceptions

99.2       Disclosures required by Rule 15Ga-2 for One Diligence, LLC

  Schedule 1 –  Executive Summary/Narrative
                      Schedule 2 –  Delinquent Tax Report